Document and Entity Information	Jun. 06, 2023
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Entity Address, Region	GRAND CAYMAN
Amendment Flag	false
Entity Central Index Key	0001874495
Document Type	8-K
Document Period End Date	Jun. 06, 2023
Entity Registrant Name	FORBION EUROPEAN ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-41148
Entity Address, Address Line One	4001 Kennett Pike
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19807
City Area Code	732
Local Phone Number	838-4533
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FRBN
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	FRBNW
Security Exchange Name	NASDAQ
Units Each Consisting Of One Class A Ordinary Share And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	FRBNU
Security Exchange Name	NASDAQ